Derivatives and Hedging (Narrative) (Details) $ in Thousands, € in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) derivative	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€) derivative
Derivative [Line Items]
Payments for call options		$ 0	$ 105,170	$ 0
Proceeds from issuance of warrants	$ 68,900	0	68,900	$ 0
Fair values included in other assets		3,758	46,802
Undesignated derivative instruments
Derivative [Line Items]
Derivative liability fair value		171,476	159,997
Derivative asset fair value		170,430	194,509
Other noncurrent assets
Derivative [Line Items]
Derivative asset fair value		6,900
Prepaid and other assets
Derivative [Line Items]
Fair values included in other assets		1,400	46,800
Accrued liabilities
Derivative [Line Items]
Derivative liability fair value		7,800
Fair values included in other liabilities		$ 500	10,500
Interest rate swap
Derivative [Line Items]
Number of cross currency interest derivatives | derivative		5			5
Derivative asset notional amount		$ 200,000	200,000		€ 180.0
Interest rate swap | Other noncurrent assets
Derivative [Line Items]
Derivative asset fair value		5,800	3,300
Call option
Derivative [Line Items]
Payments for call options		105,200
Call option | Other Income (Expense)
Derivative [Line Items]
Gain on change in fair value		21,300	42,500
Call option | Other noncurrent assets
Derivative [Line Items]
Derivative asset fair value		169,000	147,700
Call spread overlay
Derivative [Line Items]
Net of cash outlay		36,300
Call spread overlay | Undesignated derivative instruments
Derivative [Line Items]
Derivative liability fair value		170,951	149,450
Derivative asset fair value		169,037	147,707
Cash conversion option
Derivative [Line Items]
Derivative liability fair value		171,000	149,500
Cash conversion option | Other Income (Expense)
Derivative [Line Items]
Loss on change in fair value		21,500	44,300
Foreign exchange contracts | Undesignated derivative instruments
Derivative [Line Items]
Derivative liability fair value		525	10,547
Derivative asset fair value		1,393	46,802
Derivative notional amount		$ 264,200	$ 1,300,000